REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 52,099	$ 54,808	$ 44,946
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	30,873	33,631	28,947
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,046	6,118	3,878
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,180	15,059	12,121
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	42,019	46,144	38,077
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	25,075	29,092	24,810
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,070	2,391	1,403
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,874	14,661	11,864
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,080	8,664	6,869
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,798	4,539	4,137
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,976	3,727	2,475
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	306	398	257
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0